Act File No. 333-151713
1940 Act File No. 811-22209

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON March 20, 2019

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 569	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 572	[X]

(Check appropriate box or boxes)

GLOBAL X FUNDS
(Exact Name of Registrant as Specified In Its Charter)

600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
600 Lexington Avenue, 20th Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10022	1250 Connecticut Avenue, N.W., Suite 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	On _________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X MSCI China Consumer Discretionary ETF
Global X MSCI China Energy ETF
Global X MSCI China Financials ETF
Global X MSCI China Industrials ETF
Global X MSCI China Materials ETF
Global X MSCI China Communication Services ETF
Global X MSCI China Consumer Staples ETF
Global X MSCI China Health Care ETF
Global X MSCI China Information Technology ETF
Global X MSCI China Real Estate ETF
Global X MSCI China Utilities ETF
Global X MSCI China Large-Cap 50 ETF
Global X FTSE Southeast Asia ETF
Global X MSCI Colombia ETF
Global X MSCI Argentina ETF
Global X MSCI Greece ETF
Global X MSCI Norway ETF
Global X FTSE Nordic Region ETF
Global X MSCI Nigeria ETF
Global X MSCI Next Emerging & Frontier ETF
Global X MSCI Portugal ETF
Global X MSCI Pakistan ETF
Global X DAX Germany ETF
Global X Silver Miners ETF
Global X Gold Explorers ETF
Global X Copper Miners ETF
Global X Uranium ETF
Global X Lithium & Battery Tech ETF
Global X Fertilizers/Potash ETF
Global X SuperDividend® ETF
Global X SuperDividend® U.S. ETF
Global X MSCI SuperDividend® Emerging Markets ETF
Global X MSCI SuperDividend® EAFE ETF
Global X SuperDividend® REIT ETF
Global X SuperIncome™ Preferred ETF
Global X YieldCo & Renewable Energy Income ETF
Global X Social Media ETF
Global X E-commerce ETF
Global X | JPMorgan Efficiente Index ETF
Global X | JPMorgan U.S. Sector Rotator Index ETF
Global X Guru® Index ETF
Global X Scientific Beta U.S. ETF
Global X Scientific Beta Europe ETF
Global X Scientific Beta Japan ETF
Global X Scientific Beta Asia ex-Japan ETF
Global X S&P 500® Catholic Values ETF
Global X NASDAQ 100® Covered Call ETF
Global X S&P 500® Covered Call ETF
Global X Risk Parity ETF
Global X Scientific Beta Developed Markets ex-US ETF
Global X Scientific Beta Emerging Markets ETF

Global X Central America Index ETF
Global X Central and Northern Europe ETF
Global X Southern Europe ETF
Global X Eastern Europe ETF
Global X Emerging Africa ETF
Global X Sub-Saharan Africa Index ETF
Global X FTSE Frontier Markets ETF
Global X FTSE Morocco 20 Index ETF
Global X FTSE Sri Lanka Index ETF
Global X FTSE Ukraine Index ETF
Global X Hungary Index ETF
Global X Kazakhstan Index ETF
Global X Kuwait ETF
Global X Luxembourg ETF
Global X Slovakia Index ETF
Global X China Mid Cap ETF
Global X Czech Republic Index ETF
Global X FTSE Bangladesh Index ETF
Global X Advanced Materials ETF
Global X Cement ETF
Global X Land ETF
Global X FTSE Railroads ETF
Global X FTSE Toll Roads & Ports ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 569 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 20th day of March, 2019.

GLOBAL X FUNDS

BY: /s/ Luis Berruga
Luis Berruga,
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/Luis Berruga Luis Berruga /s/Chang Kim Chang Kim	Trustee, President Treasurer	March 20, 2019 March 20, 2019

/s/Sanjay Ram Bharwani* Sanjay Ram Bharwani	Trustee	March 20, 2019

/s/Charles A. Baker* Charles A. Baker	Trustee	March 20, 2019

/s/Clifford J. Weber* Clifford J. Weber	Trustee	March 20, 2019

/s/ Luis Berruga Luis Berruga *Attorney-in-Fact, pursuant to power of attorney		March 20, 2019

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase